Related-Party Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of related party transactions
The Company recorded fees and expense reimbursements as shown in the table below for services provided by Cole Advisors II and its affiliates related to the services described above during the periods indicated (in thousands):

	Year Ended December 31,
	2012	2011	2010
Acquisitions and Operations:
Acquisition and advisory fees and expenses	$159	$2,322	$2,239
Asset management fees and expenses	$9,192	$8,903	$8,485
Property management and leasing fees and expenses	$8,224	$7,710	$7,738
Operating expenses	$1,438	$1,496	$1,494
Financing coordination fees	$1,403	$2,326	$2,020